Warranty Provision	12 Months Ended
Mar. 31, 2013
Product Warranties Disclosures [Abstract]
Warranty Provision
13.	WARRANTY PROVISION

Included in other accrued liabilities are warranty provisions of US$403,627, US$729,528 and US$296,410 as of March 31, 2013, 2012 and 2011, respectively, none of which are from discontinued operations. The Company’s warranty activity during the fiscal years ended March 31, 2013, 2012 and 2011 is summarized below:

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Balance at beginning of fiscal year	729,528	296,410	180,151
Additional provision	—	473,551	192,408
Reversal of unutilized amounts	(325,901)	(40,433)	(76,149)

Balance at end of fiscal year	403,627	729,528	296,410